Note 14 - Stock-based Compensation (Details Textual) - USD ($)						12 Months Ended
	Sep. 27, 2021	Jul. 30, 2021	Jan. 27, 2021	Oct. 14, 2020	Jun. 18, 2013	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2021
Common Stock, Shares Authorized						12,000,000	12,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum						79.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum						119.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum						0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum						2.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares						82,522
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense						$ 148,000	$ 124,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense						311,000	267,000
Employees Directors And Consultants [Member]
Share-Based Payment Arrangement, Expense						459,000	391,000
Non Employee Restricted Shares [Member]
Share-Based Payment Arrangement, Expense						$ 40,000	$ 105,000
The 2013 Plan [Member]
Common Stock, Shares Authorized							155,571	170,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized					15,000
Increase In Aggregate Number Of Shares								15,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant						41,366
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total						$ 181,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						2 years 5 months 19 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount						$ 3,000
The 2013 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		250
The 2013 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)		750
The 2013 Plan [Member] | Restricted Stock [Member] | Board Of Directors And Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)						2,375
The 2013 Plan [Member] | Restricted Stock [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	1,500		2,500	250
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other (in shares)						4,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				90 days
The 2013 Plan [Member] | Restricted Stock [Member] | Consultants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.33%